GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 5: GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and other intangible assets consisted of the following (in thousands):

	March 31, 2021			December 31, 2020
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Other intangible assets subject to amortization
Customer relationships (useful life of 5 to 10 years)	$107,891	$(5,525)	$102,366	$50,877	$(3,020)	$47,857
Tradenames (useful life of 25 years)	174,416	(3,637)	170,779	128,155	(2,185)	125,970
Total	$282,307	$(9,162)	$273,145	$179,032	$(5,205)	$173,827
Other intangible assets not subject to amortization
Product formulations			10,700			10,700
Total other intangible assets, net			283,845			184,527
Goodwill			236,895			153,537
Total goodwill and other intangible assets			$520,740			$338,064
At March 31, 2021 and December 31, 2020, goodwill at Branded CPG was $233.6 million and $150.3 million, respectively, and goodwill at Flavors & Ingredients was $3.3 million and $3.2 million, respectively.
The Successor’s amortization expense for intangible assets was $4.2 million for the three months ended March 31, 2021. The Predecessor’s amortization expense for intangible assets was $2.5 million for the three months ended March 31, 2020.
Amortization expense relating to amortizable intangible assets as of March 31, 2021 for the next five years is expected to be as follows (in thousands):

Remainder of 2021	$14,180
2022	18,907
2023	18,907
2024	18,907
2025	18,673
2026	18,453

NOTE 6: GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and other intangible assets consisted of the following (in thousands):

	(Successor)			(Predecessor)
	December 31, 2020			December 31, 2019
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Other intangible assets subject to amortization
Customer relationships (useful life of 5 to 10 years)	$50,877	$(3,020)	$47,857	$105,000	$(38,731)	$66,269
Tradenames (useful life of 25 years)	128,155	(2,185)	125,970	95,055	(19,939)	75,116
Total	$179,032	$(5,205)	$173,827	$200,055	$(58,670)	$141,385
Other intangible assets not subject to amortization
Product formulations			10,700			109,858
Total other intangible assets, net			184,527			251,243
Goodwill			153,537			130,870
Total goodwill and other intangible assets			$338,064			$382,113
The Company amortizes its intangible assets subject to amortization on a straight-line basis over their respective useful lives. The remaining intangible assets subject to amortization as of December 31, 2020, have a weighted-average remaining useful life of approximately 20 years. The Successor’s amortization expense for intangible assets was $6.0 million for the period from June 26, 2020 through December 31, 2020. The Predecessor’s amortization expense for intangible assets was $4.9 million, $10.7 million and $11.1 million for the periods from January 1, 2020 to June 25, 2020 and for the years ended December 31, 2019 and 2018, respectively.
Amortization expense relating to amortizable intangible assets as of December 31, 2020 for the next five years is expected to be as follows (in thousands):

2021	$11,195
2022	11,195
2023	11,195
2024	11,195
2025	10,961
The changes in the carrying amounts of goodwill during the years ended December 31, 2020 and December 31, 2019 were as follows (in thousands):

	Branded CPG	Flavors & Ingredients	Total
Balance as of December 31, 2019 and 2018 (Predecessor)	$88,849	$42,021	$130,870
Impairment	(11,100)	(6,600)	(17,700)
Balance at June 25, 2020 (Predecessor)	$77,749	$35,421	$113,170
Purchase accounting adjustments	40,779	(31,747)	9,032
Balance at June 26, 2020 (Successor)	$118,528	$3,674	$122,202
Acquisition of Swerve	36,003	—	36,003
Currency translation adjustment	(4,208)	(460)	(4,668)
Balance at December 31, 2020 (Successor)	$150,323	$3,214	$153,537
Impairment of Goodwill and Other Indefinite-Lived Intangible Assets—As disclosed in Note 1, the Company reviews goodwill and other indefinite-lived intangible assets for impairment annually, or more frequently if events or changes in circumstances indicate that an asset may be impaired, in accordance with ASC Topic 350.
During the first quarter of 2020, the on-going macroeconomic disruption and uncertainty caused by the COVID-19 pandemic, including the impact on enterprise valuations across sectors, represented events which could indicate that the carrying value of goodwill and indefinite-lived intangible assets of the Predecessor may not be recoverable. As a result, the Predecessor performed an interim impairment assessment at March 31, 2020. In performing the quantitative assessment of indefinite-lived intangible assets, the estimated fair value was determined under an income approach using the discounted cash flow method which requires assumptions related to projected operating results and a discount rate using a market-based weighted-average cost of capital. The main assumptions supporting the cash flow projections included revenue growth, EBIT margins and discount rate. The financial projections reflected management’s best estimate of economic and market conditions over the projected period including forecasted revenue growth, EBIT margins, tax rate, capital expenditures, depreciation and amortization, changes in working capital requirements and the terminal growth rate. It was determined that the carrying value of the indefinite-lived intangible assets at Flavors & Ingredients exceeded their fair value and an impairment charge of $22.9 million was recorded in the first quarter of 2020. For the interim impairment assessment of goodwill as of March 31, 2020, the Predecessor utilized a market approach to estimate fair value based upon the then proposed purchase price of the Business Combination from a willing buyer in an active open market transaction. As a result of the interim quantitative impairment assessment, the carrying value of the Mafco Worldwide and Merisant reporting units exceeded their fair value by $6.6 million and $11.1 million, respectively, and a goodwill impairment charge of $17.7 million was recorded in the first quarter of 2020.
In both the fourth quarters of 2020 and 2019, the Company performed its annual impairment tests on goodwill and product formulations using a qualitative assessment and concluded that it was more likely than not that their fair values exceeded their respective carrying values and therefore, did not result in an impairment.